Financial Instruments And Risks - Summary Of Illustrates The Impact of An Appreciation Or Depreciation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	¥ (188,086)	¥ (124,798)	¥ 699,049
5% depreciation of RMB	¥ 188,086	¥ 124,798	¥ (699,049)